Income tax (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Deferred income tax liabilities, not recognize	$ (36,396)	$ (40,738)
Deferred liability, group recognized	656	969
Israel Operations Center [Member]
Statement Line Items [Line Items]
Deferred income tax assets, not recognize	224,777	$ 206,044
Argentine Operations Center [Member]
Statement Line Items [Line Items]
Deferred income tax assets, not recognize	$ 5,161